Subsequent Event (Details)	Feb. 11, 2026 $ / shares shares
American Depositary Shares
Subsequent Event
Class of warrant, exercise price | $ / shares	$ 13.8
Subsequent event | Common Stock
Subsequent Event
Class of warrant, number of securities | shares	9,666,666
Class of warrant, exercise price | $ / shares	$ 1.035
Subsequent event | American Depositary Shares
Subsequent Event
Class of warrant, number of securities | shares	725,000